Superannuation commitments - Asset allocation (Details)	Sep. 30, 2025	Sep. 30, 2024
Australia
Superannuation commitments
Cash	5.00%	5.00%
Equity instruments	44.00%	43.00%
Debt instruments	26.00%	26.00%
Property	8.00%	8.00%
Other assets	17.00%	18.00%
Total	100.00%	100.00%
Overseas
Superannuation commitments
Cash	4.00%	3.00%
Equity instruments	9.00%	9.00%
Debt instruments	5.00%	5.00%
Property	1.00%	2.00%
Other assets	81.00%	81.00%
Total	100.00%	100.00%